Income Tax Expense - Summary of Deferred Tax (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liabilities		¥ (65,544)		¥ (112,456)		$ (10,367)
Deferred tax assets		398,174		400,198		62,980
Reconciliation of deferred tax (expense) income [member]		(16,483)	$ (2,607)	(12,408)	¥ 14,274
Reconciliation of deferred tax (expense) income [member]		332,630		287,742		52,613
Accelerated depreciation [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liabilities		(138,770)		(100,802)		(21,950)
Reconciliation of deferred tax (expense) income [member]		(37,968)	(6,006)	(55,882)	(17,366)
Interest receivable [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liabilities		(3,396)		(1,937)		(537)
Reconciliation of deferred tax (expense) income [member]		(1,459)	(231)	(293)	608
PRC withholding tax on dividend income [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	[1]	(65,544)		(112,456)		(10,367)
Reconciliation of deferred tax (expense) income [member]	[1]	(14,529)	(2,298)	(36,255)	(30,721)
Impairment of property, plant and equipment [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets		5,138		6,210		812
Reconciliation of deferred tax (expense) income [member]		(1,072)	(170)	(438)	(9,295)
Write-down of inventories [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets		20,250		22,628		3,203
Reconciliation of deferred tax (expense) income [member]		(2,378)	(376)	4,225	2,343
Allowance for doubtful account receivables [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets		6,789		8,056		1,074
Reconciliation of deferred tax (expense) income [member]		(1,267)	(200)	(2,021)	4,900
Accruals [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets		283,427		298,766		44,830
Reconciliation of deferred tax (expense) income [member]		(15,339)	(2,426)	48,149	46,108
Deferred income [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets		97,828		108,942		15,474
Reconciliation of deferred tax (expense) income [member]		(11,114)	(1,758)	1,211	12,232
Others [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets		43,606		24,441		6,897
Reconciliation of deferred tax (expense) income [member]		19,235	3,042	(4,998)	5,465
Losses available for offsetting against future taxable income
Disclosure of deferred tax assets and liabilities [Line Items]
Reconciliation of deferred tax (expense) income [member]		23,072		0	0	3,650
Effect of change in residual value of property, plant and equipment [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets		60,230		33,894		$ 9,527
Reconciliation of deferred tax (expense) income [member]		¥ 26,336	$ 4,166	¥ 33,894	¥ 0

[1]	The movement of PRC withholding tax on dividend income is as follows: